Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Federal statutory income tax rate	0.00%	0.00%	0.00%	0.00%	0.00%
Domestic (NOL) carryforwards
Foreign NOL carryforwards			15,600,000	8,500,000
Deferred tax assets valuation allowance			6,300,000
Change valuation allowance			3,084,905	3,204,495
Interest and penalties
Income tax expense or benefit
Material uncertain tax positions